Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Amortized expenses	$ 79,054	$ 49,324	$ 51,265
Amortization expense	$ 18,705